Trade and other receivables - Bad Debt Provisions (Details) - Trade receivables - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [Line items]
At beginning of year	£ 70.5	£ 112.5	£ 111.7
New acquisitions	0.0	3.7	3.5
Charged to the income statement	29.1	17.2	50.6
Released to the income statement	(8.4)	(27.9)	(9.8)
Exchange adjustments	5.1	(1.7)	(2.8)
Utilisations and other movements	(24.8)	(33.3)	(40.7)
At end of year	£ 71.5	£ 70.5	£ 112.5